Long-term debt - Unsecured Bonds subject to compromise (Details)				1 Months Ended									4 Months Ended	12 Months Ended
		Jun. 13, 2016 USD ($) $ / shares shares	May 20, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	May 31, 2016 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Dec. 31, 2014 NOK (kr)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 SEK (kr)	Oct. 31, 2013 NOK (kr)	Mar. 31, 2013 NOK (kr)	Sep. 30, 2012 USD ($)	May 31, 2014 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2017 SEK (kr) shares	Dec. 31, 2017 NOK (kr) shares	Sep. 12, 2017 shares	Jun. 29, 2016	May 30, 2016	Feb. 28, 2015 NOK (kr)	Dec. 31, 2014 NOK (kr)	Jan. 31, 2014 USD ($)	Sep. 30, 2013 USD ($)	May 10, 2005 $ / shares shares
Debt Instrument [Line Items]
Original amount of debt converted	[1]														$ 105,000,000
Debt outstanding														$ 8,701,000,000	9,608,000,000
Conversion of convertible bond															58,000,000
Net gain on debt extinguishment														$ 19,000,000	$ 47,000,000	$ 8,000,000
Number of shares issued (in shares) | shares															15,684,340
Common shares, par value (in dollars per share) | $ / shares				$ 2.00	$ 2.00									$ 2.00	$ 2.00											$ 2
Common stock, shares issued (in shares) | shares		508,444,280	500,944,280											508,763,020	508,763,020	493,078,680	508,763,020	508,763,020								6,000
Common shares, shares outstanding (in shares) | shares		508,444,280	500,944,280											504,518,940	504,444,280	492,759,940	504,518,940	504,518,940	508,763,020
Archer Limited (Archer)
Debt Instrument [Line Items]
Net gain on debt extinguishment														$ 19,000,000
Subordinated loan															$ 37,000,000
Loans payable															45,000,000
Loans payable fair value															56,000,000
Unsecured bonds | $1,000 million fixed interest bond
Debt Instrument [Line Items]
Debt, face amount												$ 1,000,000,000		1,000,000,000
Fixed interest rate (as percent)									6.125%			5.625%
Maturity date of debt												September 2017
Debt outstanding														843,000,000	843,000,000
Net gain on debt extinguishment														47,000,000	8,000,000
Debt instrument term												5 years
Debt repurchased		$ 50,000,000	$ 55,000,000													$ 52,000,000
Number of shares issued (in shares) | shares		7,500,000	8,184,340
Common shares, par value (in dollars per share) | $ / shares		$ 2.00	$ 2.00
Common stock, shares issued (in shares) | shares		508,444,280	500,944,280
Unsecured debt outstanding														843,000,000	843,000,000
Unsecured bonds | NOK1,800 million bond
Debt Instrument [Line Items]
Debt, face amount | kr																		kr 1,800,000,000
Debt outstanding														231,000,000	210,000,000
Unsecured bonds | $500 million bond
Debt Instrument [Line Items]
Debt, face amount														500,000,000
Debt outstanding														479,000,000	479,000,000
Unsecured bonds | NOK1,500 million bond (NADL)
Debt Instrument [Line Items]
Debt, face amount | kr																		kr 1,500,000,000
Debt outstanding														182,000,000	165,000,000
Unsecured bonds | $ 600 million bond (NADL)
Debt Instrument [Line Items]
Debt, face amount														600,000,000
Debt outstanding														413,000,000	413,000,000
Unsecured bonds | SEK 1,500 million bond
Debt Instrument [Line Items]
Debt, face amount | kr																	kr 1,500,000,000
Debt outstanding														186,000,000	165,000,000
$1,000 million fixed interest bond
Debt Instrument [Line Items]
Fixed interest rate (as percent)				6.125%	6.125%							5.625%								5.625%	5.625%
Debt repurchased				$ 50,000,000	$ 55,000,000
Number of shares issued (in shares) | shares				7,500,000	8,184,340
Senior Unsecured Bond | NOK1,800 million bond
Debt Instrument [Line Items]
Debt, face amount | kr											kr 1,800,000,000
Unsecured debt outstanding														$ 231,000,000	210,000,000
Debt instrument, interest rate (as percent)														4.94%			4.94%	4.94%
Senior Unsecured Bond | NOK1,800 million bond | Norwegian Interbank Offered Rate (NIBOR)
Debt Instrument [Line Items]
Description of variable rate basis											NIBOR
Basis spread on variable rate (as percent)											3.75%
Senior Unsecured Bond | $500 million bond
Debt Instrument [Line Items]
Debt, face amount																									$ 500,000,000
Net gain on debt extinguishment						$ 3,000,000
Debt repurchased						$ 21,400,000.0
Unsecured debt outstanding														$ 479,000,000	479,000,000
Debt instrument, interest rate (as percent)									6.625%																6.125%
Percent of principal amount of debt owned						4.30%																	4.30%
Senior Unsecured Bond | NOK1,500 million bond (NADL)
Debt Instrument [Line Items]
Debt, face amount | kr										kr 1,500,000,000												kr 1,500,000,000.0
Net gain on debt extinguishment						$ 4,000,000
Unsecured debt outstanding														$ 182,000,000	165,000,000
Debt instrument, interest rate (as percent)														6.18%			6.18%	6.18%
Percent of principal amount of debt owned						5.50%																	5.50%
Extinguishment of debt, amount | kr							kr 82,000,000
Senior Unsecured Bond | NOK1,500 million bond (NADL) | Norwegian Interbank Offered Rate (NIBOR)
Debt Instrument [Line Items]
Description of variable rate basis										NIBOR
Basis spread on variable rate (as percent)										4.40%
Senior Notes
Debt Instrument [Line Items]
Net gain on debt extinguishment															47,000,000	$ 8,000,000
Senior Notes | $ 600 million bond (NADL)
Debt Instrument [Line Items]
Debt outstanding													$ 165,000,000	$ 187,000,000
Net gain on debt extinguishment						$ 16,000,000
Debt repurchased | kr																							kr 46,900,000.0
Unsecured debt outstanding														$ 413,000,000	413,000,000
Percent of principal amount of debt owned														31.10%			31.10%	31.10%
Percent of principal amount of debt purchased (as percent)													27.50%
Repayment of long-term debt								$ 25,000,000
Senior Notes | $ 600 million bond (NADL) | North Atlantic Drilling
Debt Instrument [Line Items]
Debt, face amount																								$ 600,000,000
Debt instrument, interest rate (as percent)																								6.25%
Percent of principal amount of debt owned						31.10%																	31.10%
Senior Notes | SEK 1,500 million bond
Debt Instrument [Line Items]
Debt, face amount | kr									kr 1,500,000,000
Unsecured debt outstanding														$ 186,000,000	$ 165,000,000
Senior Notes | SEK 1,500 million bond | STIBOR
Debt Instrument [Line Items]
Description of variable rate basis									STIBOR
Basis spread on variable rate (as percent)									3.25%
Debt instrument, interest rate (as percent)														5.20%			5.20%	5.20%

[1]	In May 2016, we entered into a privately negotiated exchange agreement with certain holders of our outstanding 5.625%(subsequently increased to 6.125%) Senior Notes due in 2017 (the "2017 Notes"), pursuant to which we agreed to issue a total of 8,184,340 new shares of our common stock, par value $2.00 per share, in exchange for $55 million principal amount of the 2017 Notes. Settlement occurred on May 20, 2016, upon which we had a total of 500,944,280 shares of our common stock issued and outstanding. In June 2016, we entered into another privately negotiated exchange agreement with certain holders of our outstanding 5.625% (subsequently increased to 6.125%) Senior Notes due 2017 (the "2017 Notes"), pursuant to which we agreed to issue a total of 7,500,000 new shares of our common stock, par value $2.00 per share, in exchange for $50 million principal amount of the 2017 Notes. We had a total of 508,444,280 shares of our common stock issued and outstanding, post settlement on June 13, 2016.